Schedule of Investments (unaudited)	iShares® Biotechnology ETF
June 30, 2021	(Formerly iShares® Nasdaq Biotechnology ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 75.1%
AC Immune SA(a)(b)	310,213	$2,459,989
ACADIA Pharmaceuticals Inc.(a)(b)	1,262,991	30,804,350
Acceleron Pharma Inc.(a)(b)	420,913	52,820,372
Achillion Pharmaceuticals Inc.(a)(b)(c)	4,112	1,891
Adaptimmune Therapeutics PLC, ADR(a)(b)	787,902	3,356,462
ADC Therapeutics SA(a)(b)	300,738	7,322,970
Adverum Biotechnologies Inc.(a)(b)	714,358	2,500,253
Aeglea BioTherapeutics Inc.(a)(b)	345,329	2,403,490
Affimed NV(a)	867,656	7,375,076
Agios Pharmaceuticals Inc.(a)(b)	483,073	26,622,153
Akebia Therapeutics Inc.(a)(b)	1,200,285	4,549,080
Akero Therapeutics Inc.(a)(b)	160,316	3,977,440
Alector Inc.(a)(b)	446,292	9,296,262
Alexion Pharmaceuticals Inc.(a)	1,743,503	320,298,936
Alkermes PLC(a)	1,255,427	30,783,070
Allakos Inc.(a)(b)	268,465	22,918,857
Allogene Therapeutics Inc.(a)(b)	559,662	14,595,985
Alnylam Pharmaceuticals Inc.(a)(b)	920,002	155,958,739
Altimmune Inc.(a)(b)	254,422	2,506,057
ALX Oncology Holdings Inc.(a)(b)	148,037	8,094,663
Amgen Inc.	3,376,618	823,050,637
Amicus Therapeutics Inc.(a)(b)	2,068,287	19,938,287
AnaptysBio Inc.(a)(b)	199,182	5,164,789
Annexon Inc.(a)(b)	201,286	4,530,948
Apellis Pharmaceuticals Inc.(a)(b)	494,639	31,261,185
Applied Molecular Transport Inc.(a)(b)	190,992	8,735,974
Applied Therapeutics Inc.(a)(b)	137,480	2,856,834
Aprea Therapeutics Inc.(a)(b)	116,634	569,174
Arbutus Biopharma Corp.(a)(b)	608,503	1,843,764
Arcturus Therapeutics Holdings Inc.(a)(b)	169,923	5,750,194
Arcus Biosciences Inc.(a)(b)	337,595	9,270,359
Arcutis Biotherapeutics Inc.(a)(b)	261,914	7,147,633
Ardelyx Inc.(a)(b)	587,567	4,453,758
Arena Pharmaceuticals Inc.(a)(b)	477,532	32,567,682
Argenx SE, ADR(a)(b)	294,912	88,789,156
Arrowhead Pharmaceuticals Inc.(a)(b)	765,642	63,410,470
Ascendis Pharma A/S, ADR(a)(b)	298,442	39,260,045
Assembly Biosciences Inc.(a)	288,839	1,120,695
Atara Biotherapeutics Inc.(a)	644,881	10,027,900
Athenex Inc.(a)(b)	552,511	2,552,601
Atreca Inc., Class A(a)(b)	226,761	1,932,004
Avidity Biosciences Inc.(a)(b)	250,624	6,192,919
Avrobio Inc.(a)(b)	278,267	2,473,794
Beam Therapeutics Inc.(a)(b)	360,793	46,437,667
BeiGene Ltd., ADR(a)(b)	423,841	145,457,993
BioCryst Pharmaceuticals Inc.(a)(b)	1,390,991	21,991,568
Biogen Inc.(a)	1,188,981	411,708,451
Biohaven Pharmaceutical Holding Co. Ltd.(a)	450,631	43,747,257
BioMarin Pharmaceutical Inc.(a)(b)	1,434,297	119,677,742
BioNTech SE, ADR(a)(b)	1,398,314	313,054,538
Black Diamond Therapeutics Inc.(a)(b)	197,906	2,412,474
Bluebird Bio Inc.(a)(b)	524,138	16,761,933
Blueprint Medicines Corp.(a)(b)	455,823	40,094,191
Bridgebio Pharma Inc.(a)(b)	826,220	50,366,371
Cabaletta Bio Inc.(a)(b)	115,460	992,956
Calithera Biosciences Inc.(a)(b)	533,918	1,115,889
CareDx Inc.(a)	403,569	36,934,635
Cellectis SA, ADR(a)(b)	259,407	4,013,026
Security	Shares	Value

Biotechnology (continued)
CEL-SCI Corp.(a)(b)	308,802	$2,680,401
ChemoCentryx Inc.(a)(b)	419,523	5,617,413
Chinook Therapeutics Inc.(a)(b)	184,116	2,599,718
Clovis Oncology Inc.(a)(b)	802,136	4,652,389
Cogent Biosciences Inc.(a)(b)	275,872	2,237,322
Coherus Biosciences Inc.(a)(b)	563,343	7,791,034
Concert Pharmaceuticals Inc.(a)	228,227	963,118
Constellation Pharmaceuticals Inc.(a)	296,742	10,029,880
Cortexyme Inc.(a)(b)	112,936	5,985,608
Crinetics Pharmaceuticals Inc.(a)	228,681	4,310,637
CRISPR Therapeutics AG(a)(b)	496,526	80,382,594
Cytokinetics Inc.(a)(b)	530,824	10,505,007
CytomX Therapeutics Inc.(a)(b)	502,761	3,182,477
Deciphera Pharmaceuticals Inc.(a)(b)	310,891	11,381,719
Denali Therapeutics Inc.(a)(b)	659,202	51,707,805
Dicerna Pharmaceuticals Inc.(a)	538,853	20,109,994
Eagle Pharmaceuticals Inc./DE(a)(b)	90,117	3,857,008
Editas Medicine Inc.(a)(b)	535,714	30,342,841
Eiger BioPharmaceuticals Inc.(a)	243,591	2,075,395
Emergent BioSolutions Inc.(a)(b)	381,663	24,040,952
Enanta Pharmaceuticals Inc.(a)	140,513	6,183,977
Epizyme Inc.(a)(b)	688,399	5,720,596
Esperion Therapeutics Inc.(a)(b)	218,378	4,618,695
Exelixis Inc.(a)	2,420,663	44,104,480
Fate Therapeutics Inc.(a)(b)	697,407	60,527,954
FibroGen Inc.(a)(b)	665,860	17,731,852
Flexion Therapeutics Inc.(a)(b)	351,748	2,894,886
Forma Therapeutics Holdings Inc.(a)(b)	303,534	7,554,961
Frequency Therapeutics Inc.(a)(b)	248,628	2,476,335
G1 Therapeutics Inc.(a)	262,266	5,754,116
Galapagos NV, ADR(a)(b)	378,769	26,093,396
Gamida Cell Ltd.(a)(b)	323,062	2,070,827
Generation Bio Co.(a)(b)	344,294	9,261,509
Genmab A/S, ADR(a)(b)	3,799,359	155,127,828
Geron Corp.(a)(b)	2,397,209	3,380,065
Gilead Sciences Inc.	9,917,394	682,911,751
Global Blood Therapeutics Inc.(a)(b)	481,375	16,857,752
Gossamer Bio Inc.(a)(b)	442,010	3,589,121
Grifols SA, ADR	1,511,414	26,223,033
Halozyme Therapeutics Inc.(a)(b)	1,106,552	50,248,526
Harpoon Therapeutics Inc.(a)	159,911	2,217,966
Homology Medicines Inc.(a)(b)	298,804	2,172,305
Ideaya Biosciences Inc.(a)(b)	193,139	4,053,988
IGM Biosciences Inc.(a)(b)	114,220	9,503,104
I-Mab, ADR(a)(b)	430,268	36,120,999
Immunic Inc.(a)(b)	104,126	1,276,585
ImmunityBio Inc.(a)(b)	527,552	7,533,443
ImmunoGen Inc.(a)	1,582,176	10,426,540
Immunovant Inc.(a)(b)	311,384	3,291,329
Incyte Corp.(a)	1,725,366	145,155,042
Inovio Pharmaceuticals Inc.(a)(b)	1,623,106	15,046,193
Inozyme Pharma Inc.(a)(b)	80,469	1,371,192
Insmed Inc.(a)(b)	868,997	24,731,655
Intellia Therapeutics Inc.(a)(b)	474,479	76,822,895
Intercept Pharmaceuticals Inc.(a)(b)	216,121	4,315,936
Invitae Corp.(a)(b)	1,560,272	52,627,975
Ionis Pharmaceuticals Inc.(a)(b)	1,061,386	42,338,688
Iovance Biotherapeutics Inc.(a)	1,113,177	28,964,866
Ironwood Pharmaceuticals Inc.(a)(b)	1,255,413	16,157,165
iTeos Therapeutics Inc.(a)	232,336	5,959,418

Schedule of Investments (unaudited) (continued)	iShares® Biotechnology ETF
June 30, 2021	(Formerly iShares® Nasdaq Biotechnology ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
IVERIC bio Inc.(a)(b)	619,354	$3,908,124
Jounce Therapeutics Inc.(a)	248,852	1,692,194
Kadmon Holdings Inc.(a)(b)	1,305,659	5,052,900
KalVista Pharmaceuticals Inc.(a)	155,817	3,733,375
Karuna Therapeutics Inc.(a)(b)	166,709	19,003,159
Karyopharm Therapeutics Inc.(a)(b)	514,548	5,310,135
Keros Therapeutics Inc.(a)	108,674	4,615,385
Kezar Life Sciences Inc.(a)(b)	310,101	1,683,848
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	244,020	3,399,199
Kodiak Sciences Inc.(a)(b)	339,775	31,599,075
Krystal Biotech Inc.(a)(b)	127,209	8,650,212
Kura Oncology Inc.(a)(b)	493,312	10,285,555
Larimar Therapeutics Inc.(a)(b)	143,112	1,405,360
Legend Biotech Corp., ADR(a)(b)	755,734	31,022,881
Ligand Pharmaceuticals Inc.(a)(b)	125,963	16,525,086
MacroGenics Inc.(a)	463,752	12,456,379
Madrigal Pharmaceuticals Inc.(a)(b)	87,085	8,482,950
Magenta Therapeutics Inc.(a)	243,123	2,377,743
MannKind Corp.(a)(b)	1,863,337	10,155,187
MediciNova Inc.(a)(b)	364,303	1,548,288
MeiraGTx Holdings PLC(a)	281,437	4,362,273
Mersana Therapeutics Inc.(a)(b)	505,352	6,862,680
Mesoblast Ltd., SP ADR(a)(b)	747,267	5,589,557
Mirati Therapeutics Inc.(a)(b)	385,177	62,217,641
Moderna Inc.(a)	2,704,971	635,614,086
MorphoSys AG, ADR(a)(b)	763,139	14,690,426
Myovant Sciences Ltd.(a)(b)	251,611	5,729,182
Myriad Genetics Inc.(a)(b)	592,835	18,128,894
Natera Inc.(a)(b)	638,447	72,482,888
Neoleukin Therapeutics Inc.(a)(b)	258,786	2,388,595
Neurocrine Biosciences Inc.(a)(b)	738,265	71,847,950
NextCure Inc.(a)(b)	143,485	1,152,185
Nkarta Inc.(a)(b)	138,653	4,393,914
Novavax Inc.(a)(b)	581,304	123,416,652
NuCana PLC, ADR(a)(b)	241,445	668,803
Nurix Therapeutics Inc.(a)	230,120	6,105,084
OPKO Health Inc.(a)(b)	3,198,436	12,953,666
Orchard Therapeutics PLC, ADR(a)(b)	652,478	2,864,378
ORIC Pharmaceuticals Inc.(a)(b)	229,157	4,053,787
Ovid therapeutics Inc.(a)(b)	427,300	1,670,743
Passage Bio Inc.(a)(b)	243,129	3,219,028
Poseida Therapeutics Inc.(a)(b)	272,311	2,728,556
Precigen Inc.(a)	751,729	4,901,273
Precision BioSciences Inc.(a)(b)	363,632	4,552,673
Protagonist Therapeutics Inc.(a)(b)	298,049	13,376,439
Prothena Corp. PLC(a)(b)	349,618	17,973,861
PTC Therapeutics Inc.(a)(b)	539,685	22,812,485
Puma Biotechnology Inc.(a)(b)	269,591	2,474,845
Radius Health Inc.(a)(b)	368,025	6,712,776
RAPT Therapeutics Inc.(a)(b)	146,788	4,666,390
Regeneron Pharmaceuticals Inc.(a)	799,546	446,578,423
REGENXBIO Inc.(a)	289,921	11,263,431
Relay Therapeutics Inc.(a)	413,944	15,146,211
Repare Therapeutics Inc.(a)(b)	181,402	5,656,114
Replimune Group Inc.(a)(b)	228,064	8,762,219
Revolution Medicines, Inc.(a)(b)	449,375	14,263,162
Rhythm Pharmaceuticals Inc.(a)	331,921	6,499,013
Rigel Pharmaceuticals Inc.(a)(b)	1,336,037	5,798,401
Rocket Pharmaceuticals Inc.(a)(b)	479,945	21,256,764
Rubius Therapeutics Inc.(a)(b)	331,581	8,093,892
Security	Shares	Value

Biotechnology (continued)
Sage Therapeutics Inc.(a)(b)	406,146	$23,073,154
Sangamo Therapeutics Inc.(a)(b)	945,654	11,319,478
Sarepta Therapeutics Inc.(a)(b)	601,127	46,731,613
Scholar Rock Holding Corp.(a)	216,339	6,252,197
Seagen Inc.(a)	1,421,256	224,387,897
Selecta Biosciences Inc.(a)(b)	608,625	2,544,052
Seres Therapeutics Inc.(a)(b)	541,568	12,916,397
Spectrum Pharmaceuticals Inc.(a)(b)	1,269,397	4,760,239
Spero Therapeutics Inc.(a)(b)	190,462	2,658,849
SpringWorks Therapeutics Inc.(a)(b)	288,502	23,775,450
Stoke Therapeutics Inc.(a)(b)	148,880	5,011,301
Surface Oncology Inc.(a)(b)	285,202	2,127,607
Sutro Biopharma Inc.(a)(b)	279,921	5,203,731
Syndax Pharmaceuticals Inc.(a)(b)	331,898	5,698,689
Syros Pharmaceuticals Inc.(a)	328,973	1,792,903
TCR2 Therapeutics Inc.(a)	251,817	4,132,317
Tiziana Life Sciences PLC., ADR (a)(b)	560,460	1,314,279
Translate Bio Inc.(a)(b)	515,993	14,210,447
Travere Therapeutics Inc.(a)(b)	470,856	6,869,789
Turning Point Therapeutics Inc.(a)(b)	357,956	27,927,727
Twist Bioscience Corp.(a)(b)	337,767	45,007,453
Ultragenyx Pharmaceutical Inc.(a)(b)	499,751	47,651,258
uniQure NV(a)(b)	280,388	8,635,950
United Therapeutics Corp.(a)	346,510	62,167,359
UNITY Biotechnology Inc.(a)(b)	277,166	1,286,050
UroGen Pharma Ltd.(a)(b)	148,775	2,271,794
Vanda Pharmaceuticals Inc.(a)(b)	426,408	9,172,036
Veracyte Inc.(a)(b)	527,553	21,091,569
Verastem Inc.(a)(b)	1,332,560	5,423,519
Vertex Pharmaceuticals Inc.(a)	2,044,052	412,142,205
Vir Biotechnology Inc.(a)(b)	495,821	23,442,417
Voyager Therapeutics Inc.(a)	203,135	838,948
XBiotech Inc.(a)(b)	139,485	2,309,872
Xencor Inc.(a)(b)	458,278	15,806,008
Xenon Pharmaceuticals Inc.(a)(b)	295,082	5,494,427
Y-mAbs Therapeutics Inc.(a)(b)	268,501	9,075,334
Zai Lab Ltd., ADR(a)	525,295	92,971,962
Zentalis Pharmaceuticals Inc.(a)(b)	284,101	15,114,173
ZIOPHARM Oncology Inc.(a)(b)	1,536,862	4,057,316
Zymeworks Inc.(a)(b)	341,070	11,831,718
		8,139,521,703
Chemicals — 0.2%
Amyris Inc.(a)(b)	1,242,470	20,339,234

Health Care Equipment & Supplies — 1.6%
Cerus Corp.(a)(b)	1,329,716	7,858,622
Meridian Bioscience Inc.(a)	341,549	7,575,557
Novocure Ltd.(a)(b)	701,331	155,569,242
		171,003,421
Health Care Providers & Services — 1.0%
Castle Biosciences Inc.(a)(b)	171,403	12,568,982
Fulgent Genetics Inc.(a)(b)	148,478	13,694,126
Guardant Health Inc.(a)(b)	715,281	88,830,747
		115,093,855
Life Sciences Tools & Services — 20.1%
10X Genomics Inc., Class A(a)(b)	600,264	117,543,696
Adaptive Biotechnologies Corp.(a)(b)	1,093,952	44,698,879
Berkeley Lights Inc.(a)(b)	357,395	16,014,870
Bio-Techne Corp.	303,740	136,761,972
Bruker Corp.	805,841	61,227,799

Schedule of Investments (unaudited) (continued)	iShares® Biotechnology ETF
June 30, 2021	(Formerly iShares® Nasdaq Biotechnology ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Charles River Laboratories International Inc.(a)	391,315	$144,755,245
Codexis Inc.(a)(b)	495,577	11,229,775
Compugen Ltd.(a)(b)	658,201	5,449,904
Fluidigm Corp.(a)(b)	581,448	3,581,720
Illumina Inc.(a)(b)	1,151,145	544,733,325
IQVIA Holdings Inc.(a)	1,501,037	363,731,286
Luminex Corp.	350,977	12,915,954
Medpace Holdings Inc.(a)	228,305	40,325,512
Mettler-Toledo International Inc.(a)(b)	181,248	251,090,104
NanoString Technologies Inc.(a)(b)	355,161	23,010,881
Pacific Biosciences of California Inc.(a)(b)	1,497,366	52,362,889
Personalis Inc.(a)(b)	275,067	6,959,195
PRA Health Sciences Inc.(a)	508,660	84,035,719
Quanterix Corp.(a)	238,607	13,996,687
Repligen Corp.(a)	402,779	80,402,744
Waters Corp.(a)	485,260	167,710,709
		2,182,538,865
Pharmaceuticals — 1.9%
Arvinas Inc.(a)	296,626	22,840,202
Axsome Therapeutics Inc.(a)(b)	233,881	15,777,612
Cara Therapeutics Inc.(a)(b)	309,255	4,413,069
Cymabay Therapeutics Inc.(a)(b)	506,549	2,208,554
Fulcrum Therapeutics Inc.(a)(b)	125,217	1,312,274
Intra-Cellular Therapies Inc.(a)(b)	571,429	23,325,732
Kala Pharmaceuticals Inc.(a)(b)	446,573	2,366,837
Kaleido Biosciences Inc.(a)(b)	150,126	1,116,937
Marinus Pharmaceuticals Inc.(a)(b)	273,300	4,903,002
Nektar Therapeutics(a)(b)	1,425,359	24,459,160
NGM Biopharmaceuticals Inc.(a)	196,850	3,881,882
Odonate Therapeutics Inc.(a)	282,643	986,424
Omeros Corp.(a)(b)	470,173	6,977,367
Pliant Therapeutics Inc.(a)(b)	192,483	5,605,105
Provention Bio Inc.(a)(b)	403,974	3,405,501
Reata Pharmaceuticals Inc., Class A(a)(b)	231,917	32,823,213
Redhill Biopharma Ltd., ADR (a)(b)	251,896	1,733,044
Relmada Therapeutics Inc.(a)(b)	129,152	4,134,156
Restorbio Inc.	50,900	55,896
Revance Therapeutics Inc.(a)(b)	526,265	15,598,495
SIGA Technologies Inc.(a)(b)	344,174	2,161,413
Supernus Pharmaceuticals Inc.(a)(b)	405,890	12,497,353
Theravance Biopharma Inc.(a)(b)	401,991	5,836,909
Tricida Inc.(a)(b)	310,138	1,339,796
Security	Shares	Value

Pharmaceuticals (continued)
Veritex Holdings Inc., ADR(a)(b)	249,941	$1,634,614
WaVe Life Sciences Ltd.(a)	364,569	2,428,030
		203,822,577
Total Common Stocks — 99.9%
(Cost: $11,014,481,756)		10,832,319,655

Short-Term Investments

Money Market Funds — 9.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	954,900,806	955,473,746
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	18,100,000	18,100,000
		973,573,746
Total Short-Term Investments — 9.0%
(Cost: $972,933,666)		973,573,746

Total Investments Before Investments Sold Short — 108.9%
(Cost: $11,987,415,422)		11,805,893,401

Investments In Securities Sold Short

Common Stocks — (0.0%)
PDL BioPharma Inc.(a)(c)	(4,374)	(10,804)

Total Investments Sold Short
(Proceeds $(10,702))		(10,804)

Total Investments, Net of Investments Sold Short — 108.9%
(Cost: $11,987,404,720)		11,805,882,597

Other Assets, Less Liabilities — (8.9)%		(966,019,326)

Net Assets — 100.0%		$10,839,863,271

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Biotechnology ETF
June 30, 2021	(Formerly iShares® Nasdaq Biotechnology ETF)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,133,003,134	$—	$(177,520,630	)(a)	$31,731	$(40,489)	$955,473,746	954,900,806	$812,402	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	24,820,000	—	(6,720,000	)(a)	—	—	18,100,000	18,100,000	390		—
					$31,731	$(40,489)	$973,573,746		$812,792		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index	20	09/17/21	$2,308	$24,915
S&P Select Sector Health Care E-Mini Index	38	09/17/21	4,828	54,270
				$79,185

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,832,261,868	$55,896	$1,891	$10,832,319,655
Money Market Funds	973,573,746	—	—	973,573,746
Liabilities
Common Stocks	—	—	(10,804)	(10,804)
	$11,805,835,614	$55,896	$(8,913)	$11,805,882,597
Derivative financial instruments(a)
Assets
Futures Contracts	$79,185	$—	$—	$79,185

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

4